Document and Entity Information	Jun. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2026
Entity File Number	001-40166
Entity Registrant Name	Planet Labs PBC
Entity Central Index Key	0001836833
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4299396
Entity Address, Address Line One	645 Harrison Street
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	829-3313
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false